Trade receivables - Net (Schedule of Age of Receivables Past Due) (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 432,354	$ 936,793
Trade receivables [Member] | 30 - 60 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	164,646	279,048
Trade receivables [Member] | 61 - 90 days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	22,288	121,790
Trade receivables [Member] | 91 + days [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 245,420	$ 535,955